Investments in associates and joint ventures - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 £ / $	Jun. 30, 2026 £ / $	Jun. 30, 2026 € / $ £ / $	Jun. 30, 2026 £ / $	Jun. 30, 2026 USD ($) £ / $	Jun. 30, 2025 £ / $	Jun. 30, 2025 £ / $ € / $	Jun. 30, 2025 USD ($) £ / $	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $ £ / $	Jun. 30, 2026 € / $	Jun. 30, 2026 USD ($)	Jun. 30, 2025 € / $	Jun. 30, 2025 USD ($)	Jun. 30, 2024 € / $
Disclosure of associates [line items]
Loans and preference shares invested in associates												$ 32		$ 37
Impairment charged during the year					$ (29)			$ (308)
Average exchange rate (EUR per USD)		0.75	0.86			0.77	0.92		0.80	0.93
Assets and liabilities	0.76	0.76	0.76	0.76	0.76	0.73	0.73	0.73	0.79	0.79	0.88		0.85		0.93
Decrease in EBIDTA multiple | Moet Hennessy
Disclosure of associates [line items]
Potential impairment charge					$ 312
Decrease in maintainable EBIDTA | Moet Hennessy
Disclosure of associates [line items]
Potential impairment charge					388
Moet Hennessy
Disclosure of associates [line items]
Ownership interest in associate				34.00%
Country of incorporation	France
Impairment charged during the year					0			$ 0
Average exchange rate (EUR per USD) | € / $			0.86				0.92			0.93
Moet Hennessy | Fair value
Disclosure of associates [line items]
Assets and liabilities | € / $											0.88		0.85
Other joint ventures and associates
Disclosure of associates [line items]
Impairment charged during the year					(29)			$ (308)
Additional operational funding					$ (25)